A CONSOLIDATED ENTITY (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 29, 2023	Aug. 29, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 27, 2023
Research and Development Expense			$ 122,410	$ 1,693,205	$ 249,966	$ 1,828,970	$ 1,938,234	$ 770,826
Debt Instrument, Periodic Payment							400,000
Noncontrolling Interest, Increase from Subsidiary Equity Issuance							160,000
IPR&D [Member]
Research and Development Expense							$ 1,661,707
Maximum [Member]
Research and Development Expense	$ 1,200,000
Yaaran Investment [Member]
Shares, Issued	4,200,000	4,200,000
[custom:ShareCapitalPercentage]		60.00%
[custom:ExchangeCapitalForSharePrice]		223,008
Equity Method Investment, Ownership Percentage									19.99%
Nature of Common Ownership or Management Control Relationships							the company owns 60% of the share capital of NTWO OFF Ltd, Yaaran owns 30%, and the Agricultural Research Organization - Volcani Institute owns 10%. See also note 10(22) below
Yaaran Investment [Member] | Nitrousink Ltd [Member]
Subsidiary, Ownership Percentage, Parent									16.66%